                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen E. Memishian
Title:   Managing Partner
Phone:   914-242-1900

Signature, Place, and Date of Signing:

  /s/ Stephen E. Memishian            Mount Kisco, NY         02/03/2006
-----------------------------  ---------------------------    ----------
         [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number      Name
    28-____________________   ________________________
    [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 290,863
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

PORTVUE-SEC13F.LNP           D S M CAPITAL PARTNERS LLC
RUN DATE: 02/01/06 4:07 P.M.
                             FORM 13F INFORMATION TABLE
                                AS OF DATE: 12/31/05

                                                                                                 VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADOBE SYSTEMS                 COM           00724F101  13119   354948  SH       DEFINED           0   354948  0
AFFILIATED MANAGERS           COM           008252108    855    10650  SH       DEFINED           0    10650  0
AMERICAN EXPRESS              COM           025816109  12010   233378  SH       DEFINED           0   233378  0
AMERICAN MEDICAL SYSTEMS      COM           02744M108    744    41700  SH       DEFINED           0    41700  0
AMGEN                         COM           031162100   9293   117840  SH       DEFINED           0   117840  0
ANTEON INTERNATIONAL          COM           03674E108    792    14580  SH       DEFINED           0    14580  0
AUTOMATIC DATA PROCESSING     COM           053015103   6553   142775  SH       DEFINED           0   142775  0
AXP JAN 2008 55 CALL          OPTION CALL   0258164AK     66      100  SH  CALL DEFINED           0      100  0
BAKER HUGHES                  COM           057224107    213     3500  SH       DEFINED           0     3500  0
C. R. BARD                    COM           067383109   8347   126616  SH       DEFINED           0   126616  0
CACI INTERNATIONAL            COM           127190304    650    11320  SH       DEFINED           0    11320  0
CELG JAN 2008 70 CALL         OPTION CALL   1510205AN   1148      700  SH  CALL DEFINED           0      700  0
CELGENE                       COM           151020104  24443   377201  SH       DEFINED           0   377201  0
CVS CORP                      COM           126650100    497    18800  SH       DEFINED           0    18800  0
DIAMOND OFFSHORE DRILLING     COM           25271C102    254     3645  SH       DEFINED           0     3645  0
EOG RESOURCES                 COM           26875P101   4626    63055  SH       DEFINED           0    63055  0
EXPD JAN 2007 55 CALL JAN 55  OPTION -CALL  3021302AK    145      100  SH  CALL DEFINED           0      100  0
EXPD JAN 2007 80 CALL         OPTION -CALL  3021302AP     46      100  SH  CALL DEFINED           0      100  0
EXPEDITORS INTERNATIONAL      COM           302130109   4494    66569  SH       DEFINED           0    66569  0
FMC TECHNOLOGIES              COM           30249U101    538    12545  SH       DEFINED           0    12545  0
GENZ JAN 2007 60 CALL         OPTION -CALL  3729172AL    332      200  SH  CALL DEFINED           0      200  0
GENZYME                       COM           372917104  19493   275397  SH       DEFINED           0   275397  0
GRANT PRIDECO                 COM           38821G101    424     9610  SH       DEFINED           0     9610  0
HARRIS CORP                   COM           413875105   8880   206466  SH       DEFINED           0   206466  0
INTUIT                        COM           461202103   1004    18830  SH       DEFINED           0    18830  0
LANDSTAR SYSTEMS              COM           515098101    271     6500  SH       DEFINED           0     6500  0
LINEAR TECHNOLOGY             COM           535678106   7954   220517  SH       DEFINED           0   220517  0
LOWE'S COMPANIES              COM           548661107   9284   139272  SH       DEFINED           0   139272  0
L-3 COMMUNICATIONS            COM           502424104  11727   157722  SH       DEFINED           0   157722  0
MEDTRONIC                     COM           585055106  12229   212420  SH       DEFINED           0   212420  0
MICROCHIP TECHNOLOGY          COM           595017104   9243   287482  SH       DEFINED           0   287482  0
NEWFIELD EXPLORATION          COM           651290108    248     4960  SH       DEFINED           0     4960  0
NOBLE CORP                    COM           G65422100    824    11685  SH       DEFINED           0    11685  0
OCCIDENTAL PETROLEUM          COM           674599105   6358    79599  SH       DEFINED           0    79599  0
PACER INTERNATIONAL           COM           69373H106    809    31055  SH       DEFINED           0    31055  0
QQQQ JAN 2006 38 PUT          OPTION - PUT                15     3000  SH  PUT  DEFINED           0     3000  0
QQQQ JAN 2006 41 CALL         OPTION -CALL                30     1000  SH  CALL DEFINED           0     1000  0
QQQQ JAN 2006 43 CALL         OPTION -CALL                 5     1000  SH  CALL DEFINED           0     1000  0
QUALCOMM                      COM           747525103   7138   165689  SH       DEFINED           0   165689  0
RIG JAN 2007 70 CALL          OPTION -CALL  G900782AN    342      300  SH  CALL DEFINED           0      300  0
SCHLUMBERGER                  COM           806857108  23443   241307  SH       DEFINED           0   241307  0
SEPRACOR                      COM           817315104   5248   101705  SH       DEFINED           0   101705  0
SLB JAN 2007 80 CALL          OPTION -CALL  8068572AP    952      400  SH  CALL DEFINED           0      400  0
ST. JUDE MEDICAL              COM           790849103   5124   102074  SH       DEFINED           0   102074  0
STRYKER                       COM           863667101   7075   159250  SH       DEFINED           0   159250  0
SYK JAN 2008 50 CALL          OPTION -CALL  8636675AJ     61      100  SH  CALL DEFINED           0      100  0
SYK JAN 2008 55 CALL          OPTION -CALL  8636675AK     43      100  SH  CALL DEFINED           0      100  0
TARGET                        COM           87612E106   8033   146141  SH       DEFINED           0   146141  0
THE CHEESECAKE FACTORY        COM           163072101  12237   327280  SH       DEFINED           0   327280  0
TRANSOCEAN                    COM           G90078109   1504    21575  SH       DEFINED           0    21575  0
UNITEDHEALTH GROUP            COM           91324P102   6250   100576  SH       DEFINED           0   100576  0
VARIAN MEDICAL SYSTEMS        COM           92220P105  16668   331118  SH       DEFINED           0   331118  0
WALGREEN COMPANY              COM           931422109   4287    96870  SH       DEFINED           0    96870  0
WEATHERFORD                   COM           G95089101   5039   139190  SH       DEFINED           0   139190  0
WELLPOINT INC                 COM           94973V107   8843   110825  SH       DEFINED           0   110825  0
WRIGHT EXPRESS                COM           98233Q105    613    27850  SH       DEFINED           0    27850  0

LINE COUNT: 56

SEC13F.LNS                 D S M CAPITAL PARTNERS LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 12/31/05
                         RUN DATE: 02/01/06 4:07 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 56

FORM 13F INFORMATION TABLE VALUE TOTAL: $290,863,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME